Cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expense by nature
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	$ 87,696	$ 38,157	$ 51,113
Staff costs	203,121	178,893	139,670
BRAZIL
Expense by nature
Indirect tax receivable	1,300	900	400
Cost of sales
Expense by nature
Power generation	396,714	419,151	267,044
Depreciation	373,889	411,579	330,799
Tower repairs and maintenance	96,258	90,126	74,523
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	87,696	38,157	51,113
Amortization	44,618	42,050	34,051
Security services	42,512	43,448	36,132
Site regulatory permits	37,502	33,999	41,165
Staff costs	33,149	33,229	26,323
Travel costs	9,700	5,343	7,155
Short term site rental	8,613	14,111	11,165
Insurance	4,648	5,109	4,156
Professional fees	2,570	3,460	3,385
Short term other rent	2,266	2,813	3,419
Vehicle maintenance and repairs	2,184	1,968	2,754
Other	40,987	12,458	14,204
Total	1,183,306	1,157,001	907,388
Foreign exchange losses	$ (31,100)	$ (800)	$ 0